LOANS RECEIVABLE (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Opening balance	$ 84,923	$ 175,962
Accrued interest income	12,939	45,522
Expected credit loss	(101,085)	(142,159)
Net exchange differences	3,223	5,598
Closing balance		84,923
Participant Games Inc [Member]
IfrsStatementLineItems [Line Items]
Opening balance	51,931	87,262
Accrued interest income	7,912	27,837
Expected credit loss	(61,814)	(66,001)
Net exchange differences	1,971	2,833
Closing balance		51,931
Installment Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Opening balance	32,992	88,700
Accrued interest income	5,027	17,685
Expected credit loss	(39,271)	(76,158)
Net exchange differences	1,252	2,765
Closing balance		$ 32,992